Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
18.	COMMITMENTS AND CONTINGENCIES

Clinical Research Organization (CRO)

The Group has agreements with contract service providers to assist in the performance of phase II clinical trial activities for PCP, one of the Group’s key drug candidates. One CRO is mainly responsible for the data management, biostatistical analysis, and clinical study report writing; while the other CRO is responsible for the subjects’ enrollment and serving as study coordinator (SC) at each study site. Such agreements are generally cancellable upon reasonable notice and payment of costs incurred.

Commitment and Litigation with the Taizhou Company

In May 2019, two of Jyong’s shareholders, Medi-life Co., Limited and Sira View Corp. (collectively, the “Transferring Shareholders”), entered into a share purchase agreement (the “Share Purchase Agreement) with Taizhou City Optimization and Upgrade Investment Partnership (Limited Partnership) (the “Taizhou Company”) to sell 1,794 thousand shares of Jyong’s ordinary shares held by the Transferring Shareholders to the Taizhou Company at RMB 112,500 thousand ($16,366) (the “Share Purchase Transaction”). Under the Share Purchase Agreement, the Taizhou Company would have a right to request the Transferring Shareholders to repurchase the shares if Jyong would not accomplish the “Qualified Issuance and Listing” (defined as Jyong’s public filing of shares and listing on the main board of the Stock Exchange of Hong Kong Limited, or the HKEX) within 5 years after the closing of the Share Purchase Transaction, or any other commitments were breached, such as not changing the primary control-person of Jyong, not changing the main operation of HEB, etc. and the repurchase payment is determined by the principal investment plus the interest based on the loan benchmark interest rate of People’s Bank of China when the payment is made. In addition, Jyong provided the Taizhou Company a joint and several guarantee for the performance of the repurchase shares obligation of the Transferring Shareholders and pledged 100% of its equity interest in IB to the Taizhou Company as collateral pursuant to the Share Purchase Agreement. The above commitments and guarantees shall be automatically terminated after the Company completes the qualified issuance and listing.

In the event of any liquidation, dissolution, bankruptcy or winding up of Jyong, either voluntary or involuntary, or any deemed liquidation event as defined in the agreement, the Taizhou Company is entitled to receive, prior to any distribution to the holders of ordinary shares, an amount per share equal to the original issue price, plus accrued interest. This right enjoyed by the Taizhou Company shall be automatically suspended when the Company submits its A1 application proof to go public on the main board of the HKEX, which never occurred. If the Company fails to pass the hearing procedure or withdraws the application, this right will automatically resume its validity and has retrospective rights to the rights and interests of the Taizhou Company during the period of expiration.

On November 15, 2022, the Group received a complaint for civil suit filed by the Taizhou Company to the Taizhou Intermediate People’s Court (the “Taizhou Court”) against the Transferring Shareholders, Jyong, HEB, TSB, IB and Ms. Kuo, Fu Feng (collectively, the “Defendants”), requesting, among other claims: (i) redemption by the Transferring Shareholders for all shares purchased by the Taizhou Company under the Share Purchase Agreement for the original purchase price of RMB112,500 thousand ($16,366) and corresponding interests from July 29, 2019 to the date of actual payment calculated at the loan prime rate in China (the “Redemption”); (ii) the Taizhou Court to hold Jyong, HEB and Ms. Kuo, Fu Feng jointly liable for the Redemption; (iii) the Taizhou Court to confirm Taizhou Company’s right to liquidate all equity interest in IB held by TSB that was pledged to the Taizhou Company; and (iv) the Taizhou Court to hold IB for the obligations of other Defendants within the scope of the benefits it received from the investment made under the Share Purchase Agreement. The dispute went on trial in the Taizhou Court on March 16, 2023 and November 29, 2023, respectively.

On March 25, 2024, the Taizhou Court issued a judgment (the “Judgment”) partially in favor of the Taizhou Company, requiring Medi-life Co., Limited and Sira View Corp. to pay the redemption price of RMB 112,500 thousand ($16,366) and corresponding interests from August 20, 2019, to the date of actual payment calculated at the Loan Prime Rate published by the National Inter-bank Funding Center in China, and Jyong, HEB, and Ms. Fu Feng Kuo to be jointly liable for such obligation. The Taizhou Court also ruled that the Taizhou Company is entitled to liquidate all equity interest in Innovative Biotech pledged to it in order to realize the payment of the aforementioned obligations. Additionally, the lawyer service fees of RMB 420 thousand ($59) incurred by the Taizhou Company and litigation fees of RMB 684 thousand ($97) should be paid by Medi-life Co., Limited, Sira View Corp., Jyong, HEB, or Ms. Fu Feng Kuo. In April 2024, Nobel Consumer Corporation, the Company’s related party, paid the litigation fees of RMB 684 thousand ($95) on behalf of Sira View Corp. Additionally, other than the guarantee liabilities under the Share Purchase Agreement as set forth below, the Company recognized an additional contingency liability of RMB 420 thousand ($58) for litigation fees in 2023, which will be due by the end of appeal process. The Company filed an appeal with the High People’s Court of Zhejiang Province on April 29, 2024. The High Court held a hearing on August 9, 2024. On September 12, 2024, the High Court issued a judgment rejecting the Company’s petition and affirming the Taizhou Court’s ruling in its entirety. As a result, Medi-life Co., Limited and Sira View Corp., the Transferring Shareholders, shall pay the redemption price of RMB 112,500 thousand ($16,366) and corresponding interests to buy back the Company’s shares from the Taizhou Company, and Jyong, HEB, and Ms. Fu Feng Kuo are jointly liable for this obligation. The judgment is final and non-appealable.

On November 19, 2025, the Judgment was registered with the Court of First Instance of the High Court of Hong Kong. As of that registration date, the total outstanding obligation, including interest and legal fees, amounted to RMB 149,458 thousand (approximately $21,372 thousand). The Transferring Shareholders were formally notified of this registration on December 11, 2025. The Transferring Shareholders did not an appeal against this registration prior to December 31, 2025. On December 17, 2025, the Shilin District Court in Taipei recognized the Judgment. While HEB filed an appeal against this recognition prior to December 31, 2025. On March 10, 2026, the Financial Services Division of the Grand Court of the Cayman Islands recognized the Judgment. The Company filed a defense in the Grand Court of the Cayman Islands opposing enforcement of the Judgment on May 5, 2026.

As of the date these consolidated financial statements were issued, the Transferring Shareholders are in settlement negotiations with Taizhou Company regarding the repurchase obligation and the Taizhou Company has initiated enforcement procedure before competent courts respectively in Taiwan, Hong Kong and Cayman Islands, however, the concerned parties are actively engaged in negotiation to reach a settlement and thus postpone or suspend the enforcement procedure.

The Group considered the guarantee provided under this Share Purchase Agreement was accounted for as an equity transaction between Jyong and shareholders to buy back Jyong’s shares. Therefore, the Group estimated the fair value of guarantee liabilities at the fair value of the shares at the inception of this guarantee and recorded $16,366 of guarantee liabilities and corresponding treasury shares at the inception date, as well as subsequently measured the fair value of guarantee liabilities determined by the interest expense which will be paid when repurchasing the shares under the Share Purchase Agreement and recognized interest expense for the fair value change of guarantee liabilities. The Group reclassified the guarantee liabilities to accrued liabilities – guarantee obligation since the Judgment is final and non-appealable, and the Group expects this accrued liabilities to be settled within the next twelve months. The amount of interest expenses recognized were $438, $657, and $2,093 for the years ended December 31, 2023, 2024, and 2025, and the amount of guarantee liabilities were $19,378 as of December 31, 2024 and the amount of accrued liabilities was $21,603 as of December 31,2025, respectively. In addition, the negative net book value of IB’s equity pledged was $1,197 and $1,317 as of December 31, 2024 and 2025, respectively.

Commitments with Taizhou Resources Bureau

On November 29, 2019, IB, our PRC subsidiary, entered into the land use right agreement with Taizhou Resources Bureau (the “Land Use Right Agreement”). Under the Land Use Right Agreement, IB shall commence construction on the industrial land granted by May 28, 2020 and complete the construction by November 28, 2022, otherwise, IB shall pay the liquidated damages to Taizhou Resources Bureau for each day of delay, being 0.1% of the total amount of the land use right grant price of approximately RMB16,000 thousand plus tax.

On November 23, 2022, Taizhou Resources Bureau (the “Bureau”) issued a formal notice of reminder of default, requiring IB to pay the liquidated damages of RMB13,080 thousand, with the amount of damages accruing from November 24, 2022 to the date of actual construction to be calculated separately. In addition, under the Land Use Right Agreement, apart from the liquidated damages, IB is obliged to pay a land idling fee if the land is left idle for more than one year but less than two years, and the Bureau has the right to take back the land use right if the land is left idle for more than two years. IB submitted the application to the People’s Government of Zhejiang Province (the “Zhejiang Government”) for seeking its approval for construction on March 18, 2023.

On September 26, 2024, the Bureau issued a notice to reclaim the land use rights of IB without compensation. Although IB initially requested an administrative hearing, it subsequently decided to forgo the hearing process in accordance with the notice.

On February 8, 2025, the Bureau issued a formal Decision Letter confirming the reclamation of IB’s land use rights without compensation. IB timely filed an application for administrative reconsideration with the Taizhou Municipal People’s Government. On June 26, 2025, the Municipal Government issued its decision upholding the Bureau’s reclamation order. Dissatisfied with the outcome, IB initiated an administrative lawsuit with the Taizhou Intermediate People’s Court of Zhejiang Province on July 23, 2025.

On January 19, 2026, the Court rendered a judgment dismissing IB’s claims and ordering IB to bear the litigation costs of RMB 50. Although IB filed an appeal against this judgment on February 2, 2026, management, based on the advice of our local legal counsel, assesses that there is a high probability that the unfavorable judgment will be upheld on appeal. As of the date of these consolidated financial statements, the appellate process remains ongoing.

As of December 31, 2024 and 2025, IB had accrued a sufficient contingent liability for penalties estimated through January 16, 2024. No additional contingent loss needs to be accrued for the years ended December 31, 2024 and 2025. Additionally, as of the issuance of consolidated financial statements, IB has not yet received the Zhejiang Government’s approval and has not paid the penalty of RMB13,080 thousand. IB accrued RMB 21,005 thousand ($2,878) and RMB 21,005 thousand ($3,004) of other liabilities for the liquidated damages as of December 31, 2024 and 2025, and recorded RMB 5,860 thousand ($828), nil, and nil of other loss for the years ended December 31, 2023, 2024, and 2025, respectively.

Litigation

From time to time, the Group may have certain contingent liabilities that arise in the ordinary course of business activities or may be a party to certain legal proceedings, as well as certain asserted and un-asserted claims. The Group accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. Amounts accrued, as well as the total amount of reasonably possible losses with respect to such matters, individually and in the aggregate, are not deemed to be material to the consolidated financial statements. As of the issuance of consolidated financial statements, the Group is not aware of any current pending legal matters or claims except for the litigation with the Taizhou Company discussed above and as set forth below:

Innovative Biotech Co. v. Taizhou Bay New District Administrative Committee. On November 29, 2022, the Taizhou Bay New District Administrative Committee (the “Plaintiff” or “New District Administrative Committee”), the successor of the Taizhou Industry District Committee, filed a civil complaint to the Taizhou Court (the “Court”) against the Company’s PRC subsidiary, IB, claiming that IB has materially breached the Jyong Biotechnology Herbal Medicine Project Investment Cooperation Agreement (the “2019 Taizhou Agreement”) by failing to initiate and conclude the construction of the Factory Project in accordance with the schedule stipulated by the 2019 Taizhou agreement and the Land Use Right Agreement. The Plaintiff requested the Court to terminate the 2019 Taizhou Agreement, and to order IB to return the government subsidy of RMB12.0 million ($1,690) IB previously received under the 2019 Taizhou Agreement, and to pay corresponding interests calculated at the Loan Prime Rate published by the National Inter-bank Funding Center. On December 1, 2022, the Court issued an order of preliminary asset preservation, freezing the RMB 10,708 thousand ($1,477) deposit in IB’s bank account. This dispute went on trial on February 13, 2023, and two hearings were held on May 6, 2023 and August 17, 2023, respectively. On September 8, 2023, the Court entered into a judgement in favor of the Plaintiff, terminating the 2019 Taizhou Agreement and ordering IB to return the government subsidy of RMB12.0 million ($1,690) and corresponding interest and expenses to the Plaintiff. On September 14, 2023, IB filed an appeal with the High People’s Court of Zhejiang Province (the “High Court”) regarding each of the Court’s rulings described above. The High Court held a hearing for this case on October 24, 2023. On December 12, 2023, the High Court issued a judgment against IB to affirm the Taizhou Court’s ruling in its entirety. In addition, IB is required to pay litigation fees of RMB 94 thousand ($13) to the Taizhou Administrative Committee, and security fees of RMB 5 thousand ($1) and execution fees of RMB 79 thousand ($11) to the High Court. IB filed a petition for retrial to the Supreme People’s Court of the People’s Republic of China (the “Supreme Court”) on December 27, 2023 and it was accepted by the Supreme Court on January 9, 2024.

On January 5 and 10, 2024, the Taizhou Court issued an order of enforcement, stipulating, among other things, freezing and assignment of IB’s deposit in its bank account or withholding of IB’s income up to RMB 12.0 million ($1,690) and corresponding interests, and the seizure, attachment and freezing of IB’s property valued at RMB 12.0 million ($1,690) and corresponding interests, and restrictions on making certain high expenses by IB and related personnel. On January 16, 2024, the industrial land acquired by IB was seized by the Taizhou Court, and corresponding RMB15,010 thousand ($2,065) of operating right-of-use assets as of June 30, 2024. On February 22, 2024, RMB 11,129 thousand ($1,547) of IB’s bank deposit was transferred to the Taizhou Court to repay litigation fees, security fees, and execution fees, and to the New District Administrative Committee to return a government subsidy. On July 7, 2024, the Taizhou Court issued a ruling of execution, notifying IB that it had repaid RMB 10,952 thousand ($1,522) to the Taizhou Administrative Committee by enforcing the transfer of its bank deposit and the Taizhou Administrative Committee agreed to terminate the execution as IB had no available assets to repay the remaining government subsidy of RMB 1,048 thousand ($144) and corresponding interest expenses. On August 21, 2024, the Supreme Court issued a decision to reject IB’s petition for retrial and this lawsuit was concluded. As a result, shall return government subsidy of RMB 12.0 million and corresponding interest expenses to the Taizhou Administrative Committee.

As of December 31, 2024 and 2025, IB accrued an aggregate amount of RMB 3,021 thousand ($413) and RMB 3,058 thousand ($437) of other liabilities for this litigation and recorded an aggregate amount of RMB 609 thousand ($86) in other losses and litigation expenses for the year ended December 31, 2023, as well as RMB 175 thousand ($24) in other gains for reversing overestimated other liabilities and RMB 32 thousand ($5) in other losses for the year ended December 31, 2024, and RMB 37 thousand ($5) for the year ended December 31, 2025.

As of the issuance of consolidated financial statements, IB returned RMB 10,952 thousand ($1,566) of government subsidy to the New District Administrative Committee and the remaining subsidy of RMB 1,048 thousand ($150) and corresponding interest expenses shall be repaid when IB has assets to pay in the future.